BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
BOND PAYABLE [Abstract]
Schedule of Long Term Bank Loans
	Interest rate	December 31,
		2014	2013
Due September 4, 2016	10.75%	15,972,837	-
Total bond payable		$15,972,837	$-